DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
DUE FROM RELATED PARTIES
Schedule of Due to related parties
	December 31,	December 31,
	2021	2020
Ms. Huang Li (4)	$61,492	$-
Mr. Yang Wang (3)	92,719	91,951
Mr. Jun Wang (2)	439,449
World Precision Medicine Technology Inc. (1)	670,000	-
Total	$1,263,660	$91,951